OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	November 30, 2005
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .5.0
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21679

UM Investment Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham, 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-480-4111

Date of fiscal year end:	March 31, 2005

Date of reporting period:	November 30, 2004 through March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

UM Investment Trust II

Undiscovered Managers Spinnaker Fund

Annual Report

March 31, 2005

UNDISCOVERED MANAGERS SPINNAKER FUND

March 31, 2005

UNDISCOVERED MANAGERS SPINNAKER FUND

A MESSAGE TO OUR SHAREHOLDERS

March 31, 2005

To Our Shareholders:	May 5, 2005

I am pleased to present the annual report for the Undiscovered Managers Spinnaker Fund for the period ended March 31, 2005. Inside, you’ll find in-depth information about the Fund, as well as an annual review from the portfolio manager.

Weak Start to 2005

The corporate bond market broke stride and posted a negative return for the start of 2005 – in clear contrast to last year’s stellar performance.  Most major equity benchmarks posted negative returns in the first quarter of 2005, failing to maintain the momentum from 2004 gains.  Following a year-end rally, U.S. equities slumped into negative territory for the period as investors tried to determine the direction of inflation and economic growth.  Core capital goods orders – an important forward-looking indicator of business investment – increased by 4.4% in January after a gain of 3.4% in December, but fell -1.7% in February. Higher bond yields, high oil prices (nearly $57 per barrel in mid-March), erratic employment growth (more than 240,000 jobs were added to February payrolls, while unemployment rose to 5.4%) and a weakening dollar continued to restrain the market.

Investors began to turn somewhat more risk-averse as evidence pointed to the potential that oil prices may continue to rise and that the Federal Reserve may tighten more than expected in the months ahead.  The Fed raised its target overnight lending rate in March for the seventh consecutive time, putting the fed funds rate at 2.75% by the end of the period. The yield curve flattened further, as interest rates on short- and intermediate-term maturities increased, while rates on the longest-maturity securities remained essentially flat.

Outlook

Fears of inflation and higher interest rates have weighed on the economy and, in particular, the equity markets thus far in 2005.  While bond yields are likely to move higher on any evidence of rising inflation, we are concerned that energy prices will simultaneously cause inflation to accelerate and growth to slow.  The Fed is expected to continue raising rates at a measured pace while focusing on inflation.  If interest rates stabilize and core inflation continues to be under control, the stage could be set for a meaningful market recovery. Solid economic growth should persist into the second quarter, supporting employment gains and placing gradual downward pressure on the unemployment rate. We expect corporate profits to remain firm and business spending to grow.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us.  We look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

UNDISCOVERED MANAGERS SPINNAKER FUND
Management Discussion and Analysis
March 31, 2005	(Unaudited)

Fund Facts

Fund Inception	11/30/2004
Fiscal Year End	3/31/05
Net Assets as of 3/31/2005	$7,274,377

Fund Performance

How did the Fund perform?

Undiscovered Managers Spinnaker Fund (UMSF), whose investments are sub-advised by Trail Ridge Capital, LLC, seeks capital appreciation with low volatility relative to investment-grade, fixed income instruments. The Fund outperformed two of its three benchmarks with a total return of 2.05% for the period November 30, 2004 through March 31, 2005. This compares with total returns of the following:

S&P 500 Index	1.18%
Lehman Aggregate Bond Index	0.44%
HFRI Fund of Funds Conservative Index	2.20%

*HFRI - Hedge Fund Research Inc.

Why did the Fund perform this way?

The Fund, which was launched on November 30, 2004, had a short time frame (four months) to measure performance.  The UMSF is an absolute return vehicle, and has a different strategy mix than the hedge funds in the HFRI FOF Conservative Index. Particularly, the Fund has limited credit exposure compared with the HRFI Index, this particular omission in the portfolio construction is by design.  In addition, the UMSF does not use leverage, which is used broadly by the funds in the HFRI Index: however, please note that some investment vehicles in which UMSF invests may use leverage.  Finally, the HFRI Index has a very broad definition of “conservative” that includes many hedge funds of funds that target much higher risk and return objectives than those of the UMSF.

How was the Fund managed?

The Fund seeks long-term capital appreciation with low volatility relative to investment-grade, fixed income instruments. It pursued this objective principally through a multi-manager, multi-strategy program of investment in a variety of funds that invest or trade in a wide range of equity and debt securities.  The Fund included a variety of investment vehicles, with an emphasis on relatively liquid strategies, such as statistical arbitrage, quantitative managers, fundamental managers with low net exposures, sector funds, trade finance, and index and futures arbitrage.

The views in this report were those of Trail Ridge Capital, LLC (“Trail Ridge”), sub-adviser to the Undiscovered Managers Spinnaker Fund. These views are for the period ended March 31, 2005 and may not reflect Trail Ridge views on the date this report is first published or anytime thereafter. These views are intended to assist accredited investors and their financial intermediaries in understanding the Fund’s investment methodology.

AVERAGE ANNUAL TOTAL RETURNS*

SINCE * INCEPTION
UNDISCOVERED MANAGERS SPINNAKER FUND	2.05%

* The performance of this fund does not reflect a full calendar year.  The timeframe is from inception on November 30, 2004, through March 31, 2005.

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, or to receive the Fund’s Private Placement Memorandum please call 800-348-4782. Please read carefully before investing or sending money.

The operating expenses of the Fund are currently being reimbursed as described in the Administration Agreement and pursuant to the Fund’s Private Placement Memorandum.  Had such expenses not been reimbursed, the return would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

This report is intended for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Spinnaker Fund

Portfolio of Investments

As of March 31, 2005

Investment Vehicles by Strategy Type (% of Investments)

Liquidity	Issuer	Value

Long - Term Investments – 84.5%

	Investment Vehicles* — 84.5%
	Capital Structure Arbitrage – 8.3%
Quarterly	HBV Rediscovered Opportunities Fund, LP	$603,322

	Equity Trading – 9.2%
Monthly	Bayou Accredited Fund, LP	662,602

	Long/Short Low Net Exposure – 31.0%
Quarterly	Basix Capital Fund, LP	553,441
Quarterly	Kettle Hill Partners, LP	580,516
Quarterly	Loch Capital Fund II, LP	569,779
Monthly	Trivium Onshore Fund, LP	548,229

		2,251,965

	Specialty Fixed Income – 18.0%
Quarterly	Footbridge Capital, LLC	658,810
Quarterly	SBA Partners, LLP	648,839

		1,307,649

	Trade Finance – 18.0%
Quarterly	Centrix Loan Participation Fund	654,759
Quarterly	SageCrest II, LLC	656,619

		1,311,378

	Total Investments – 84.5%
	(Cost $5,975,368)	$6,136,916
	Other assets in excess of liabilities – 15.5%	1,137,461

	NET ASSETS — 100.0%	$7,274,377

*                 The investments in Investment Vehicles shown above, representing 100.0 % of the total investments have been fair valued and are illiquid and restricted as to resale or transfer.

The Undiscovered Managers Spinnaker Fund is not permitted to tender shares that have been outstanding for less than one year as of the repurchase date.

Percentages indicated are based on net assets.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Statement of Assets and Liabilities

As of March 31, 2005

ASSETS:
Investments in investment vehicles, at fair value	$6,136,916
Cash	551,625
Receivables:
Investment Vehicles sold	653,583
Expense reimbursements	28,008
Total Assets	7,370,132

LIABILITIES:
Accrued liabilities:
Investment advisory fees	12,550
Administration fees	4,164
Custodian fees	4,397
Trustees’ fees	41
Other	74,603
Total Liabilities	95,755
Net Assets	$7,274,377
NET ASSETS:
Paid in capital	$7,144,465
Accumulated overdistributed investment income	(35,724)
Accumulated net realized gain (loss) on investments	4,088
Net unrealized appreciation of investments	161,548
Total Net Assets	$7,274,377
Shares of beneficial interest outstanding (no par value; unlimited number of shares authorized):	285,617
Net asset value and offering price per share:	$25.47
Cost of investments	$5,975,368

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Statement of Operations

For the period indicated

11/30/04 (a)
Through
3/31/05
INVESTMENT INCOME:	$1,009

EXPENSES:
Investment advisory fees	25,052
Administration fees	8,313
Custodian fees	4,397
Printing and postage	5,526
Professional fees	78,811
Registration expenses	1,635
Transfer agent fees	6,940
Trustees’ fees	41
Other	2,244
Total expenses	132,959
Less expense reimbursements	92,813
Net expenses	40,146
Net investment loss	(39,137)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	18,583
Change in net unrealized appreciation of:
Investments	161,548
Net realized and unrealized gain on investments	180,131
Net increase in net assets from operations	$140,994

(a)          Commencement of operations.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Statement of Changes in Net Assets

For the period indicated

11/30/04 (a)
Through
3/31/05
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(39,137)
Net realized gain (loss) on investments	18,583
Change in net unrealized appreciation of investments	161,548
Increase in net assets from operations	140,994
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,081)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	7,134,757
Dividends reinvested	9,707
Increase from capital share transactions	7,144,464
NET ASSETS:
Total increase in net assets	7,274,377
Beginning of period	—
End of period	$7,274,377
Accumulated overdistributed net investment income	$(35,724)
SHARE TRANSACTIONS:
Issued	285,231
Reinvested	386
Change in shares	285,617

(a)          Commencement of operations.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Statement of Cash Flows

For the period November 30, 2004 (a) to March 31, 2005

INCREASE IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Net interest and dividend income received	$1,009
Operating expenses paid	(37,204)
Expense reimbursements received	64,805
Purchases of Investment Vehicles	(6,610,368)
Net cash used by operating activities	(6,581,758)
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Proceeds from shares sold	7,134,757
Cash distributions paid	(1,374)
Net cash provided by financing activities	7,133,383
Net increase in cash	551,625
Cash, beginning of year	—
Cash, end of year	$551,625
RECONCILIATION OF NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$140,994
Increase in cost of investments	(5,975,368)
Increase in net unrealized appreciation	(161,548)
Increase in Investment Vehicles sold	(653,583)
Increase in receivable from Advisor	(28,008)
Increase in accrued expenses and other payables	95,755
Total adjustments	(6,722,752)
Net cash used by operating activities	$(6,581,758)

(a) Commencement of operations.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Financial Highlights

11/30/04 (a)
Through
3/31/05
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (loss)	(0.14)^
Net gains or losses on investments (both realized and unrealized)	0.65
Total from investment operations	0.39
Less distributions:
Dividends from net investment income	0.04
Total distributions	0.04
Net asset value, end of year	$25.47
TOTAL RETURN (b)	2.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$7,274,377
RATIOS TO AVERAGE NET ASSETS: # (c)
Net expenses	1.77%
Net investment income (loss)	(1.73)%
Expenses without reimbursements	5.86%
Net investment income (loss) without reimbursements	(5.82)%
Portfolio turnover rate (b)	9.73%

(a)          Commencement of operations.

^                  Calculated based upon average number of shares outstanding.

(b)         Not annualized.

#                 Short periods have been annualized.

(c)          Expenses of Investment Vehicles are not included in the expense ratios.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Notes to Financial Statements

1. Organization

UM Investment Trust II (“UMITII” or the “Trust”) was organized on May 1, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. Undiscovered Managers Spinnaker Fund (the “Fund”) is the only series of the Trust.  The Fund commenced operations on November 30, 2004.

The objective of the Fund is to achieve capital appreciation with low volatility relative to investment grade fixed income instruments. The Fund seeks to achieve its objective principally by investing in partnerships and other investment vehicles (collectively, the “Investment Vehicles”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Valuation of Investments – The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust’s officers from time to time. Investments in Investment Vehicles are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation net of performance fees . As a general matter, the fair value of the Fund’s interest in a Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from a Investment Vehicle if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in the Portfolio with a value of $6,136,916 which is 100.0% of the Fund’s investments at March 31, 2005, have been fair valued and are illiquid and restricted as to resale or transfer.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the subscription / redemption is accepted). Gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the investment vehicles are included as unrealized gains in the statement of operations.

C. Fund Expenses – The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees.  With respect to Fund’s investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Fund bears its ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any charged by such entity.  The Fund’s share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers.

As of March 31, 2005, the Fund had investments in ten Investment Vehicles, none of which were related parties.  The agreements related to investments in Investment Vehicles provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of the net assets and performance fees or allocations of 10% to 30% of net profits earned.  The Investment Vehicles provide for periodic redemptions, with various lock-up provisions up to12 months from initial investment. The liquidity provisions shown in the Portfolio of Investments apply after the expiration of the lock-up provisions.

D. Organization Expenses – The Administrator has agreed to absorb any organization and/or offering costs associated with the opening of the Fund.

E. Federal Income Taxes – The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. Distributions to Shareholders – Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from principles generally accepted in the United States of America.  These differences are due primarily to differing treatments of income and gain on various Investment Vehicles held by the Fund, timing differences and differing characterizations of distributions made by the Fund.  To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-capital	Accumulated undistributed (overdistributed) net investment income	Accumulated net realized gain (loss) on investments
$—	$14,495	$(14,495)

The reclassification primarily relates to the character of partnership basis adjustment.

G. Commitments — The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. Other Expenses – Other expenses in the Statement of Operations include fees related to insurance and reporting services.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Fund and the Advisor, J.P. Morgan Investment Management, Inc. (“JPMIM” or “Advisor”), a wholly owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment advisor to the Fund. The Advisor has a responsibility for the management of the Fund’s affairs, subject to the supervision of the Trust’s Board of Trustees (the “Board”). For such services, the Advisor is paid a fee computed monthly at an annual percentage of 1.10% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

The Fund’s investment portfolio is managed on a day-to-day basis by Trail Ridge Capital, LLC (“Trail Ridge” or “Sub-advisor”), under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, JPMIM will pay Trail Ridge a monthly sub-advisory fee at the annual rate of 0.75% of the average monthly net assets of the Fund. The Advisor monitors and evaluates Trail Ridge to help assure that it is managing the Fund in a manner consistent with the Fund’s investment objective and restrictions and applicable laws and guidelines.

The fees paid to the Advisor are separate from and in addition to the fees charged to the Fund by the Investment Vehicles.

B. Custodian and Accounting Fees — J.P. Morgan Chase Bank (“JPMCB”), an affiliate of JPMIM, provides portfolio custody and fund accounting services for the Fund. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by the Fund, based on the uninvested cash balances held by the custodian.

C. Administration Fee — Pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. (“JPMFM,” the “Administrator”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed monthly at an annual percentage of 0.365% of the average monthly net assets of the Fund.

Prior to February 19, 2005, JPMCB provided the administration services to the Fund on the same fee structure as stated in the preceding paragraph.

BISYS Funds Services, L.P. (“BISYS”) serves as the Fund’s sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

Beginning in mid-2005, J.P. Morgan Investor Services, Co. (JPMIS) will serve as the Fund’s sub-administrator.  For its services as sub-administrator, JPMIS will receive a portion of the fees payable to JPMFM as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% of its average monthly net assets.  The expense limitation is due to expire on September 30, 2005.

The Administrator reimbursed expenses in the amount of $92,813 for the period ended March 31, 2005.

D. Placement Agent —. JPMorgan Distribution Services, Inc., formerly One Group Dealer Services, Inc.(“ the “Placement Agent”), an indirect wholly owned subsidiary of JPMorgan, serves as Fund’s Placement Agent . The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of its shares.

Prior to February 19, 2005, J.P. Morgan Institutional Investments, Inc., 522 Fifth Avenue, New York, New York 10036, a registered broker-dealer affiliated with JPMIM, served as the Fund’s Placement Agent.

E. Other — Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

The Fund may use related party broker dealers.  For the period ended March 31, 2005, the Fund had no brokerage commissions with brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

For the period ended March 31, 2005, the cost of purchases and proceeds of sales by the Fund of interests in Investment Vehicles (excluding short-term investments) are as follows:

Purchases	Sales
$6,610,368	$653,583

5. Federal Income Tax Matters

For federal income tax purposes, the cost basis and unrealized appreciation (depreciation) in value of the investments at March 31, 2005 are as follows:

Aggregate cost	unrealized appreciation	unrealized depreciation	appreciation (depreciation)
$6,141,370	$180,245	$183,669	$(3,454)

The tax character of distributions paid during the period ended March 31, 2005 were as follows:

Period Ended	Ordinary income	Long-term capital gain	Return of capital	Total distributions
March 31, 2005	$11,082	$—	$—	$11,082

At March 31, 2005, the tax components of capital were as follows:

Current distributable ordinary income	$22,208

Current distributable long-term capital gain or (tax basis capital loss carryover)	$—

Unrealized appreciation (depreciation)	$(3,454)

The difference between book and tax basis unrealized appreciation (depreciation) are primarily attributable to income for tax purposes.

6. Shareholder Transactions

No shareholder will have the right to require the Fund to redeem its Shares (“Shares”) although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board of Trustees in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board of Trustees will consider the recommendations of the Advisor. The Advisor expects that it will recommend to the Board of Trustees that the Fund first offer to repurchase Shares from shareholders on December 31, 2005. Thereafter, the Advisor expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Shares on the last business day of each calendar quarter.

No shareholder will be permitted to tender Shares that have been outstanding for less than one year as of the repurchase date.

Dividends and capital gain distributions (“Distributions”) will automatically be reinvested in additional shares of the Fund at the Fund’s net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7. Risk Factors

Because of the limitation on rights of redemption and the fact that the Fund’s Shares will not be traded on any securities exchange or other market, the Shares will be subject to substantial restrictions on transfer. Also, due to the possibility that Trail Ridge may invest the Fund’s assets in Investment Vehicles that do not permit frequent withdrawals and that may have limited liquidity, an investment in the Fund can be highly illiquid and involve substantial degree of risk.

The Fund invests primarily in Investment Vehicles that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Investment Vehicles managed by different third party managers, these Investment Vehicles may nonetheless independently invest a higher percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Investment Vehicles may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to possible limited liquidity of the Shares.

The Investment Vehicles provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to one year from initial investment.

In the normal course of business, the Investment Vehicles in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and equity swaps. The Fund’s risk of loss in these Investment Vehicles is limited to the value of these investments reported by those Investment Vehicles.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However,  the Fund expects the risk of such a loss to be remote.

8. Concentrations and Indemnifications

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

As of March 31, 2005, JPMIM owned 42% of the Fund.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of UM Investment Trust II and

Shareholders of Undiscovered Managers Spinnaker Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Spinnaker Fund (the sole portfolio of the UM Investment Trust II, hereafter referred to as the “Fund”) at March 31, 2005, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the period November 30, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of investments with the Investment Vehicles at March 31, 2005, provides a reasonable basis for our opinion.

As explained in Note 2.A., the financial statements include investments valued at $6,136,916 (84.4% of the Fund’s net assets) at March 31, 2005, the values of which have been estimated by the Investment Manager in the absence of readily ascertainable market values.  Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

PricewaterhouseCoopers, LLP

New York, New York

May 27, 2005

Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the Funds complex.

The contact address for each of the trustees, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2004	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	109	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2004	Retired; President & Chief Executive Officer, Eastern States Bankcard (1971-1988).	109	Director, Janel Hydro, Inc. (automotive) (1993-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2004	Chancellor of the City University of New York (1999—present); President, Adelphi University (New York) (1998-1999).	109

Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2004	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	109	Director of Providian Financial Corp. (banking) (2002-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2004	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	109

Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Fergus Reid, III (1932); Trustee and Chairman of the Board since 2004	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and CEO of Lumelite Corporation (1985-2002).	109	Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

James J. Schonbachler (1943); Trustee of Trust since 2004	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	109	None.

Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2004	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	109	None.

(1)               A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees includes seven registered investment companies (109 portfolios) as of the date of this Annual Report .

*                      Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

Name (Year of Birth), Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2004)

Managing Director, JPMIM, CEO and President of the J.P. Morgan and One Group Funds. An employee since 1986, Mr. Gatch leads the firm’s U.S. mutual fund and financial intermediary business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank. Prior to working in Japan, Mr. Gatch established JPMIM’s sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2004)**

Chief Operating Officer, JPMorgan Funds (August 2004 to present) and One Group Mutual Funds from November 2001 until present. From October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and Vice President and Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)

Vice President, JPMIM; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Prior to joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

Stephanie J. Dorsey (1969), Treasurer (2004)**

Director of Mutual Fund Administration, One Group Administrative Services, since 2004; Ms. Dorsey worked for Bank One Corporation (now known as JP Morgan Chase & Co.) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), Vice President (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMAM Americas; from 2004 additionally responsible for personal trading and compliance testing; from July 2000 to 2004 Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units.

Stephen M. Benham (1959), Secretary (2004)

Vice President and Assistant General Counsel, JPMIM since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)**	From 2004 to present, Senior Counsel, JPMorgan Chase & Co.; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)**	Various attorney positions for Bank One Corporation (now known as JP Morgan Chase & Co.) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)**

From October 1999 to present, Director, Mutual Fund Administration, One Group Administrative Services, Inc. and Senior Project Manager, Mutual Funds, One Group Dealer Services, Inc. From July 1999 to October 1999, Project Manager, One Group, Banc One Investment Advisors Corporation.

Avery P. Maher (1945), Assistant Secretary (2004)	Vice President and Assistant General Counsel, JPMIM since 2004; Second Vice President and Assistant Secretary of John Hancock Advisers, LLC, from 1992 to 2004.

Name (Year of Birth), Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years

Alaina V. Metz (1967), Assistant Secretary (2004)*	Vice President, BISYS Fund Services, Inc. since 1995.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMIM, responsible for mutual fund financial reporting. During the past five years, Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects for JPMorgan Funds Management, Inc. and JPMorgan Investment Management, Inc.

Christopher D. Walsh (1965), Assistant Treasurer (2004)

Vice President, JPMIM; Mr. Walsh manages all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a director from 1996 to 2000 of Mutual Fund Administration at Prudential Investments.

Arthur A. Jensen (1966), Assistant Treasurer (2004)

Vice President (JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President BISYS Fund Services, Inc. from 2001 until 2005; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company.

Stephen M. Ungerman (1953), Chief Compliance Officer (2004)

Vice President, JPMIM; previously, head of Fund Administration – Pooled Vehicles. Prior to joining J.P. Morgan Chase & Co. in 2000, he held a number of positions in Prudential Financial’s asset management business, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

*       The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

**     The contact address for the officer is 1111 Polaris Parkway, Columbus, OH  43271.

For More Information:

Investment Advisor

JPMorgan Investment Management, Inc.

522 Fifth Avenue

New York, New York 10036

Placement Agent

JPMorgan Distribution Services, Inc.

522 Fifth Avenue

New York, New York 10036

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private
Placement Memorandum.  This document may not be copied, faxed or otherwise distributed to the general public.

AN-UMSPIN-305

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

The Registrant will provide to any person without charge, upon request, a copy of the code of ethics.  A request may be made by calling 1-800-480-4111.

Item 3. Audit Committee Financial Expert.

(a)          (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-

2(a)(19)).

The audit committee financial expert is William Armstrong.  He is a “non-interested” trustee and is also “independent” as defined by the Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were N/A in 2004 and $52,000 in 2005.

(b)  Audit-Related Fees.  There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee, were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved) and $9,397,000 in 2004.

(c)  Tax Fees.  The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were N/A in 2004 and $9,000 in 2005.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003 or in 2004.

(d)  All Other Fees.  There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, or in 2004, other than the services reported above.

(e)  Audit Committee Pre-Approval Policies and Procedures.  In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence.  The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g)  Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $28.3 million in 2003 and $25.3 million in 2004.

(h) Auditor Independence.  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor’s independence.  All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

Item 5.           Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.           Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc. The Administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable – See item 2 above.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		UM Investment Trust II

By (Signature and Title)*		/s/ George C.W. Gatch
George C.W. Gatch, President

Date	June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George C.W. Gatch
George C.W. Gatch, President

Date	June 9, 2005

By (Signature and Title)*		/s/ Suzanne E. Cioffi
Suzanne E. Cioffi, Principal Financial Officer

Date	June 9, 2005

* Print the name and title of each signing officer under his or her signature.